Other financial liabilities (Details Narrative) - CLP ($) $ in Thousands																												12 Months Ended
	Nov. 15, 2024	May 17, 2024	May 29, 2023	May 12, 2023	Apr. 06, 2023	Aug. 26, 2022	Aug. 11, 2022	Jul. 27, 2022	Jul. 19, 2022	Jun. 30, 2022	Apr. 13, 2022	Mar. 30, 2022	Jan. 19, 2022	Oct. 13, 2021	Jul. 23, 2021	Apr. 21, 2021	Apr. 16, 2021	Jun. 10, 2020	May 18, 2020	Mar. 17, 2020	Dec. 09, 2019	May 31, 2019	Jun. 18, 2018	Jul. 28, 2017	Jul. 27, 2017	Jun. 26, 2017	Apr. 13, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 19, 2025	Jun. 02, 2025	Jan. 09, 2025	Jun. 05, 2024	Jan. 30, 2024	Apr. 21, 2023	Apr. 17, 2023	Mar. 31, 2023	Jul. 27, 2012
IfrsStatementLineItems [Line Items]
Notional amount																				$ 3,000,000
Borrowings, interest rate																			3.50%	3.95%														6.60%
Borrowings, maturity																				March 16, 2025
Principal due amount																																					$ 10,000,000
Series J Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount																							$ 3,000
Borrowings, interest rate																							2.90%
Borrowings, maturity																							August 10, 2043
Borrowings																							$ 119,183,880
Number of days calculated on equal semester																							180 days
Interest accured on each semester																							1.4396%
Series L Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount																		$ 3,000
Borrowings, interest rate																		1.20%
Borrowings, maturity																		June 1, 2027
Borrowings																		$ 44,693,955
Number of days calculated on equal semester																		180 days
Interest accured on each semester																		0.5982%
Series M Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount																		$ 2,000
Borrowings, interest rate																		1.60%
Borrowings, maturity																		June 1, 2030
Borrowings																												$ 79,455,920
Number of days calculated on equal semester																		180 days
Interest accured on each semester																		0.7968%
Series P Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount												$ 2,000
Borrowings, interest rate												3.35%
Borrowings, maturity												March 15, 2032
Borrowings																												79,455,920
Number of days calculated on equal semester												180 days
Interest accured on each semester												1.60%
Series R Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount						$ 4,000
Borrowings, interest rate						2.70%
Borrowings, maturity						September 15, 2042
Borrowings																												158,911,840
Number of days calculated on equal semester						180 days
Interest accured on each semester						1.341%
Series D Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount																		$ 1,500
Borrowings, interest rate																		1.00%
Borrowings, maturity																		December 1, 2020
Bonus paid																															$ 59,085,003
Compania Pisquera Chile Sa [Member] | Bottom of range [member] | Holding Subsidiary Shareholding Amendment Agreement [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																								50.10%
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																													6.80%
Compania Cervecerias Unidas Sa [Member] | Series International [Member]
IfrsStatementLineItems [Line Items]
Notional amount													$ 600,000,000															$ 544,278,000
Borrowings, interest rate								3.35%
Borrowings, maturity													January 19, 2032
Borrowings term								10 years
Compania Cervecerias Unidas Sa [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																													2.80%
Compania Cervecerias Unidas Sa [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																													6.80%
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																												85.1506%	85.1506%
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																												40.8106%	40.8106%
B B O Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount																												$ 982,565
Banco Del Estado De Chile [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fixed assets mortgage or grant value																												10,000
Banco Del Estado De Chile [Member] | Compania Pisquera Chile Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount																																						$ 16,000,000
Borrowings, maturity					the loan was renewed with Banco del Estado de Chile for a term of 5 years, maturing on April 6, 2028 at an annual fixed rate of 7.17%.			loan was renewed for 5 years, with maturity on July 27, 2027.			loan was renewed for a 5-year term, maturing on April 13, 2027 at an annual fixed rate of 8.34%.														loan was renewed for 5 years, with maturity on July 27, 2022.
Banco Del Estado De Chile [Member] | Compania Pisquera Chile Sa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate								8.664%																	4.68%					5.86%
Banco Del Estado De Chile [Member] | Compania Pisquera Chile Sa [Member] | Bottom of range [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																						6.86%
Banco Del Estado De Chile [Member] | Compania Pisquera Chile Sa [Member] | Top of range [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																						7.17%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount				$ 6,000,000			$ 6,750,000		$ 2,000,000							$ 2,000,000	$ 1,000,000
Borrowings, maturity				May 12, 2028			August 11, 2027		July 18, 2025							April 21, 2023	April 17, 2023
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate				7.998%			8.598%		8.70%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member] | Loan [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																			8.58%	8.04%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member] | Current Loan [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																6.84%	7.32%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member] | Current Loan One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																														6.27%		6.84%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member] | Current Loan Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																														6.20%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member] | Current Loan Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																	7.35%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member] | Current Loan Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																6.84%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member] | Current Loan Five [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																	7.74%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member] | Current Loan Six [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																7.44%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member] | Current Loan Seven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																														6.07%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member] | Current Loan Eight [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																7.44%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member] | Current Loan Nine [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																														6.33%
Banco Del Estado De Chile [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount																											$ 40,000,000
Borrowings, maturity																											April 13, 2022
Annual fixed rate	6.54%	7.50%
Banco De Chile [Member] | Compania Cervecerias Unidas Sa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional amount														$ 90,000,000
Borrowings, maturity														April 6, 2023
Annual fixed rate	6.78%
Banco De Chile [Member] | D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Notional amount																			$ 69,000
Banco De Chile [Member] | D And D Sp A [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity																			April 24, 2024
Scotiabank Chile [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Notional amount																					$ 10,000,000
Borrowings, interest rate																					3.45%
Borrowings, maturity																					December 9, 2025
Notional amount outstanding																												833,333
Banco De Credito [Member] | D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Notional amount															$ 100,000
Banco De Credito [Member] | D And D Sp A [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate															6.96%
Borrowings, maturity															June 16, 2025
Banco Mercantile Cruz Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount										$ 17,150,000																$ 68,877,500
Banco Mercantile Cruz Sa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate										5.50%					5.00%
Borrowings, maturity										June 25, 2028																April 4, 2032
Banco Mercantile Cruz Sa [Member] | B B O Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount			$ 10,290,000																			$ 34,300,000						5,940,453
Banco Mercantile Cruz Sa [Member] | B B O Sa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate			5.50%
Borrowings, maturity			May 10, 2029
Banco Mercantile Cruz Sa [Member] | B B O Sa One [Member]
IfrsStatementLineItems [Line Items]
Notional amount																												2,968,166
Borrowings, interest rate																						5.50%
Borrowings, maturity																						June 21, 2032
Banco Mercantile Cruz Sa [Member] | B B O Sa Two [Member]
IfrsStatementLineItems [Line Items]
Notional amount																												$ 1,091,739